FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ambs Investment Counsel, LLC
Address: 1241 E. Beltline, NE
	 Suite 150
         Grand Rapids, MI 49525

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Barbara J. DeMoor
Title: President & Chief Operating Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Barbara J. DeMoor, Grand Rapids, MI, January 27, 2005

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T                           COM              001957109      439 17923.000SH       SOLE                15242.000          2681.000
Affiliated Managers Group      COM              008252108     5891 73410.000SH       SOLE                66680.000          6730.000
Air Products & Chemicals       COM              009158106     7880 133130.000SH      SOLE               120460.000         12670.000
Alcoa                          COM              013817101     6012 203327.046SH      SOLE               180292.046         23035.000
Alliance Capital Holdings LTD  COM              018548107      260 4610.000 SH       SOLE                 2810.000          1800.000
Allstate Corp.                 COM              020002101     7222 133569.000SH      SOLE               119319.000         14250.000
Anadarko Petroleum Corp        COM              032511107     6682 70522.000SH       SOLE                64572.000          5950.000
Apache Corp.                   COM              037411105      227 3320.000 SH       SOLE                 2570.000           750.000
Applied Materials, Inc.        COM              038222105      197 11000.000SH       SOLE                11000.000
Atmel Corp.                    COM              049513104     3738 1209710.000SH     SOLE              1106660.000        103050.000
BP PLC-Spons ADR               COM              055622104      454 7066.576 SH       SOLE                 6270.576           796.000
Bard, C.R.                     COM              067383109      310 4708.000 SH       SOLE                 4708.000
Barrick Gold Corp.             COM              067901108     4329 155320.000SH      SOLE               152220.000          3100.000
Baxter International           COM              071813109     7159 190155.000SH      SOLE               171655.000         18500.000
Berkshire Hathaway Cl B        COM              084670207      288   98.000 SH       SOLE                   30.000            68.000
CIT Group                      COM              125581108     9240 178455.000SH      SOLE               161120.000         17335.000
Carnival Corp New              COM              143658300     5089 95170.000SH       SOLE                85200.000          9970.000
Caterpillar Inc.               COM              149123101     6099 105566.158SH      SOLE                96031.158          9535.000
Citigroup, Inc.                COM              172967101     9168 188915.000SH      SOLE               170130.000         18785.000
Clarcor, Inc.                  COM              179895107     2228 75000.000SH       SOLE                75000.000
Clorox Company                 COM              189054109     7637 134245.000SH      SOLE               120390.000         13855.000
Coca-Cola Company              COM              191216100     4518 112090.000SH      SOLE                88930.000         23160.000
Coca-Cola Enterprises          COM              191219104     2104 109735.000SH      SOLE               107285.000          2450.000
Colgate Palmolive              COM              194162103      509 9285.000 SH       SOLE                 7185.000          2100.000
Comerica Inc                   COM              200340107      801 14108.000SH       SOLE                 8050.000          6058.000
Duke Energy Co.                COM              264399106     4830 175955.000SH      SOLE               156365.000         19590.000
Exxon Mobil Corporation        COM              302316102     1821 32417.000SH       SOLE                19835.000         12582.000
FedEx Corporation              COM              31428x106     9356 90490.000SH       SOLE                81760.000          8730.000
Fifth Third Bancorp            COM              316773100      295 7823.072 SH       SOLE                 7323.072           500.000
General Electric               COM              369604103     2087 59531.973SH       SOLE                36081.973         23450.000
General Mills                  COM              370334104     7130 144560.000SH      SOLE               128660.000         15900.000
Global SanteFe Corp            COM              G3930E101     1167 24230.000SH       SOLE                21180.000          3050.000
Grainger W.W.                  COM              384802104      284 4000.000 SH       SOLE                                   4000.000
Hewlett Packard Company        COM              428236103     8664 302610.378SH      SOLE               270015.378         32595.000
Home Depot                     COM              437076102     7270 179590.380SH      SOLE               161980.380         17610.000
IBM                            COM              459200101     2817 34264.743SH       SOLE                29019.743          5245.000
Intel Corp                     COM              458140100      388 15560.000SH       SOLE                11960.000          3600.000
JPMorgan Chase & Co.           COM              46625H100     8244 207698.000SH      SOLE               185138.000         22560.000
Johnson & Johnson              COM              478160104     4680 77876.598SH       SOLE                69321.598          8555.000
L-3 Communications Holdings    COM              502424104     4779 64275.000SH       SOLE                57705.000          6570.000
McDonalds Corp                 COM              580135101      626 18565.000SH       SOLE                12265.000          6300.000
Medtronic Inc                  COM              585055106      547 9495.000 SH       SOLE                 8895.000           600.000
Merck & Company                COM              589331107      269 8450.000 SH       SOLE                 1650.000          6800.000
Micron Technology, Inc.        COM              595112103     5074 381190.000SH      SOLE               346665.000         34525.000
Microsoft Corp.                COM              594918104      362 13845.000SH       SOLE                12705.000          1140.000
Morgan Stanley                 COM              617446448     2237 39425.000SH       SOLE                38500.000           925.000
Motorola                       COM              620076109     3996 176880.000SH      SOLE               149605.000         27275.000
Nabors Industries Ltd          COM              G6359f103     6271 82790.000SH       SOLE                76245.000          6545.000
Newmont Mining Corp.           COM              651639106     4356 81575.000SH       SOLE                67015.000         14560.000
Noble Corp                     COM              G65422100     1172 16610.000SH       SOLE                14585.000          2025.000
Office Depot Inc.              COM              676220106     9766 311010.000SH      SOLE               280745.000         30265.000
Parker Hannifin Corp.          COM              701094104     4726 71650.000SH       SOLE                64485.000          7165.000
PepsiCo                        COM              713448108      316 5351.886 SH       SOLE                 4951.886           400.000
Pfizer                         COM              717081103      597 25596.000SH       SOLE                 7596.000         18000.000
Quest Diagnostics              COM              74834L100     7119 138290.000SH      SOLE               123165.000         15125.000
Royal Dutch Shell PLC - Class  COM              780259206      520 8460.000 SH       SOLE                   60.000          8400.000
Royal Dutch Shell PLC - Class  COM              780259107     7002 108512.993SH      SOLE                97048.993         11464.000
S&P 500 Depository Receipt     COM              78462F103      531 4265.000 SH       SOLE                 3565.000           700.000
Schering Plough                COM              806605101      333 15975.000SH       SOLE                10775.000          5200.000
Seagate Technology             COM              G7945J104     4848 242500.000SH      SOLE               220320.000         22180.000
Stryker Corp                   COM              863667101      323 7261.000 SH       SOLE                 6661.000           600.000
The Charles Schwab Corp        COM              808513105      167 11414.734SH       SOLE                11414.734
Toro Co.                       COM              891092108      263 6000.000 SH       SOLE                 6000.000
Transocean, Inc.               COM              G90078109     6506 93353.000SH       SOLE                84083.000          9270.000
Tyco International Ltd New     COM              902124106     6918 239708.072SH      SOLE               224953.072         14755.000
Verizon Communications         COM              92343V104     6378 211746.000SH      SOLE               187430.000         24316.000
Viacom Inc-New Class B         COM              92553P201     3523 108065.000SH      SOLE                90340.000         17725.000
W.R. Berkley Corp.             COM              084423102     7239 152008.000SH      SOLE               138382.000         13626.000
WalMart Stores                 COM              931142103     3193 68221.000SH       SOLE                59181.000          9040.000
Walgreen Co.                   COM              931422109      266 6000.000 SH       SOLE                 6000.000
Wells Fargo & Co.              COM              949746101     2201 35035.000SH       SOLE                33515.000          1520.000
Williams Cos. Inc.             COM              969457100     2742 118325.000SH      SOLE               115625.000          2700.000
Wyeth                          COM              983024100      255 5527.000 SH       SOLE                 1427.000          4100.000


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 73

Form 13F Information Table Value Total: $262,932